                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                                 (302) 791-9300

January 31, 1997

Dear Shareholder:

     This annual report covers the period from January 1, 1996 to December 31, 1996.

     The Fund began the current year with assets of $1,009.4 million and ended the year with $1,234.3 million. In addition, the number of shareholders increased from 102,117 to 113,869.

     The yield on the Fund reflected the move of short-term rates which for most of the year were flat to down slightly. Accordingly, the Fund yield slipped from 5.03% on December 31, 1995, to 4.77% on December 31, 1996. We remain committed to high quality, short-term instruments for your safety.

     As always, we appreciate your confidence and support and welcome any comments.

Sincerely,

LOGO

Allan L. Erb
President

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Net Assets
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------
AGENCY OBLIGATIONS...............................        20.3%
     Federal Home Loan Bank
               5.22%                                              01/09/97   $ 9,000    $    8,989,560
               5.30%                                              01/16/97     2,000         1,999,980
               6.90%                                              02/24/97     1,000         1,001,642
               5.36%                                              02/25/97    15,000        14,877,167
               5.35%                                              03/20/97    10,000         9,884,083
     Federal Home Loan Mortgage Corporation
               7.75%                                              01/27/97    15,000        15,021,450
               5.23%                                              02/07/97    18,325        18,226,498
               5.23%                                              03/05/97    14,000        13,871,988
               5.29%                                              03/10/97     5,500         5,445,043
               5.29%                                              03/17/97    15,173        15,005,939
               5.31%                                              03/17/97    13,500        13,350,656
               5.30%                                              03/19/97    19,000        18,784,614
               5.31%                                              03/21/97    18,500        18,284,429
               5.34%                                              03/25/97    16,500        16,296,857
     Federal National Mortgage Association
               7.68%                                              01/27/97     5,000         5,008,623
               5.23%                                              01/29/97    16,000        15,934,978
               5.36%                                              02/27/97     9,500         9,419,377
               5.22%                                              03/06/97    14,000        13,870,080
               5.34%                                              03/12/97    11,140        11,024,330
               5.28%                                              03/13/97    14,500        14,349,007
               5.05%                                              03/14/97    10,000         9,993,362
                                                                                        --------------
                    TOTAL AGENCY OBLIGATIONS                                               250,639,663
                                                                                        --------------
COMMERCIAL PAPER.................................        74.0%
Agriculture......................................         3.7%
     Cargill, Inc. (A-1+, P-1)
               5.27%                                              01/15/97    19,000        18,961,061
               5.28%                                              02/05/97    16,500        16,415,300
               5.28%                                              03/12/97     5,000         4,948,667
     Golden Peanuts Co. (A-1+, P-1)
               5.31%                                              01/13/97     5,000         4,991,150
                                                                                        --------------
                                                                                            45,316,178
                                                                                        --------------
Automobiles......................................         1.4%
     Daimler-Benz (A-1, P-1)
               5.32%                                              01/28/97    11,000        10,956,110
               5.32%                                              02/07/97     6,500         6,464,459
                                                                                        --------------
                                                                                            17,420,569
                                                                                        --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------
Chemicals........................................         2.8%
     Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
               5.27%                                              01/10/97   $ 6,000    $    5,992,095
               5.34%                                              01/21/97    14,000        13,958,467
               5.26%                                              02/06/97    15,000        14,921,100
                                                                                        --------------
                                                                                            34,871,662
                                                                                        --------------
Communications...................................         2.4%
     Knight-Ridder, Inc. (A-1+, P-1)
               5.30%                                              01/07/97    20,000        19,982,333
               5.30%                                              03/20/97     9,800         9,687,463
                                                                                        --------------
                                                                                            29,669,796
                                                                                        --------------
Electronics......................................         2.6%
     Avnet, Inc. (A-1, P-1)
               5.33%                                              01/23/97    10,000         9,967,427
               5.42%                                              02/14/97    10,000         9,933,756
               5.48%                                              02/28/97     7,000         6,938,198
               5.34%                                              03/14/97     5,000         4,946,600
                                                                                        --------------
                                                                                            31,785,981
                                                                                        --------------
Entertainment....................................         5.1%
     Walt Disney Co., Inc. (A-1, P-1)
               5.35%                                              01/22/97    15,000        14,953,187
               5.27%                                              01/30/97    14,000        13,940,566
               5.39%                                              02/04/97    10,000         9,949,094
               5.25%                                              02/28/97     8,259         8,189,143
               5.25%                                              03/27/97    16,000        15,801,667
                                                                                        --------------
                                                                                            62,833,657
                                                                                        --------------
Finance..........................................        18.9%
     Ford Motor Credit Co. (A-1, P-1)
               5.31%                                              01/08/97    16,500        16,482,964
               5.31%                                              01/23/97    11,000        10,964,305
               5.31%                                              02/07/97     5,500         5,469,984
               5.29%                                              02/10/97     8,500         8,450,039
               5.27%                                              04/30/97    12,000        11,790,957
     General Electric Capital Corp. (A-1, P-1)
               5.39%                                              01/13/97    11,000        10,980,236
               5.30%                                              01/14/97    10,000         9,980,861
               5.32%                                              01/16/97     6,740         6,725,060
               5.30%                                              01/17/97    10,000         9,976,444
               5.32%                                              01/17/97     4,560         4,549,218
               5.30%                                              01/27/97     2,000         1,992,344

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------

Finance -- (Continued)
               5.31%                                              02/10/97   $ 6,000    $    5,964,600
               5.30%                                              02/14/97     1,500         1,490,283
               5.31%                                              03/25/97    11,000        10,865,333
     J. C. Penney Funding Corp. (A-1, P-1)
               5.31%                                              01/31/97    14,000        13,938,050
     Met Life Funding Corp. (A-1+, P-1)
               5.29%                                              01/09/97    15,000        14,982,366
               5.29%                                              01/24/97    13,000        12,956,064
               5.27%                                              02/10/97    14,000        13,918,022
               5.25%                                              03/14/97    15,000        14,842,500
     USAA Capital Corp. (A-1+, P-1)
               5.30%                                              01/02/97     6,000         5,999,117
               5.30%                                              01/29/97     6,000         5,975,267
               5.26%                                              02/24/97    14,000        13,889,330
               5.28%                                              02/26/97    15,000        14,876,800
               5.29%                                              03/31/97     6,500         6,414,993
                                                                                        --------------
                                                                                           233,475,137
                                                                                        --------------
Financial Services...............................         8.3%
     Bear Stearns Companies, Inc. (A-1, P-1)
               5.30%                                              02/20/97    14,000        13,896,944
               5.30%                                              03/31/97     3,000         2,960,692
     C.S. First Boston, Inc. (A-1, P-1)
               5.33%                                              02/03/97    10,000         9,951,142
     Dean Witter, Discover & Co. (A-1, P-1)
               5.31%                                              01/22/97    11,500        11,464,379
     Goldman Sachs Group L.P. (A-1+, P-1)
               5.34%                                              03/21/97     5,000         4,941,407
     Merrill Lynch & Co., Inc. (A-1+, P-1)
               5.34%                                              01/03/97     9,000         8,997,330
               5.33%                                              01/24/97     1,500         1,494,892
               5.34%                                              02/11/97    12,000        11,927,020
               5.45%                                              02/18/97    11,000        10,920,067
               5.32%                                              03/03/97    24,500        24,279,146
               5.33%                                              03/10/97     1,500         1,484,898
                                                                                        --------------
                                                                                           102,317,917
                                                                                        --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------
Food.............................................         2.9%
     CPC International, Inc. (A-1, P-1)
               5.35%                                              02/19/97   $10,000    $    9,927,181
               5.43%                                              02/19/97     2,000         1,985,218
               5.29%                                              03/14/97    17,000        16,820,140
               5.30%                                              04/03/97     7,200         7,102,480
                                                                                        --------------
                                                                                            35,835,019
                                                                                        --------------
Household Items..................................         1.5%
     Procter & Gamble Co. (A-1+, P-1)
               5.27%                                              01/10/97     7,000         6,990,777
               5.28%                                              01/23/97     6,000         5,980,640
               5.25%                                              02/03/97     5,550         5,523,291
                                                                                        --------------
                                                                                            18,494,708
                                                                                        --------------
Industrial.......................................         3.9%
     RR Donnelley & Sons (A-1, P-1)
               5.31%                                              01/06/97    15,000        14,988,938
               5.32%                                              01/13/97    10,000         9,982,267
               5.28%                                              02/18/97     6,050         6,007,408
     Schering-Plough Corp. (A-1+, P-1)
               5.25%                                              03/11/97     4,700         4,652,706
               5.27%                                              03/11/97     3,000         2,969,698
               5.25%                                              06/17/97    10,366        10,113,545
                                                                                        --------------
                                                                                            48,714,562
                                                                                        --------------
Pharmaceutical...................................         2.1%
     Eli Lilly & Co. (A-1+, P-1)
               5.28%                                              01/28/97    22,000        21,912,880
     Warner Lambert Co. (A-1+, P-1)
               5.28%                                              01/15/97     4,500         4,490,760
                                                                                        --------------
                                                                                            26,403,640
                                                                                        --------------
Publishing.......................................         1.8%
     McGraw-Hill, Inc. (A-1, P-1)
               5.30%                                              01/14/97    11,335        11,313,306
               5.30%                                              03/04/97     5,842         5,788,676
               5.30%                                              03/21/97     5,400         5,337,195
                                                                                        --------------
                                                                                            22,439,177
                                                                                        --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------
Technology.......................................         5.0%
     Lucent Technologies (A-1, P-1)
               5.26%                                              02/13/97   $12,000    $   11,924,607
               5.29%                                              02/21/97     2,000         1,985,012
               5.25%                                              03/11/97    13,500        13,364,156
               5.28%                                              03/26/97     7,000         6,913,760
               5.28%                                              04/25/97     8,000         7,866,240
               5.28%                                              04/28/97    10,000         9,828,400
               5.28%                                              04/29/97    10,000         9,826,933
                                                                                        --------------
                                                                                            61,709,108
                                                                                        --------------
Telecommunications...............................         3.5%
     Ameritech Corp. (A-1+, P-1)
               5.29%                                              01/21/97    21,000        20,938,283
               5.29%                                              03/18/97    22,000        21,754,541
                                                                                        --------------
                                                                                            42,692,824
                                                                                        --------------
Utilities-Electric...............................         1.1%
     Southern California Edison Co. (A-1, P-1)
               5.34%                                              04/04/97    13,500        13,313,768
                                                                                        --------------
Utilities-Telephone..............................         7.0%
     Bell South Telecommunications (A-1+, P-1)
               5.28%                                              01/22/97    15,000        14,953,800
               5.26%                                              02/12/97     9,000         8,944,770
               5.28%                                              02/12/97    14,500        14,410,680
               5.27%                                              02/27/97    13,000        12,891,526
               5.32%                                              03/13/97    10,000         9,895,078
     U.S. West Communications Group (A-1, P-1)
               5.30%                                              01/09/97    10,000         9,988,222
               5.30%                                              01/10/97    14,600        14,580,655
                                                                                        --------------
                                                                                            85,664,731
                                                                                        --------------
                    TOTAL COMMERCIAL PAPER.......                                          912,958,434
                                                                                        --------------
U.S. TREASURY OBLIGATIONS........................         1.4%
     U.S. Treasury Notes
               6.50%                                              04/30/97    11,000        11,031,672
               6.50%                                              05/15/97     6,500         6,519,684
                                                                                        --------------
                    TOTAL U.S. TREASURY OBLIGATIONS                                         17,551,356
                                                                                        --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Concluded)
                               December 31, 1996

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)         VALUE
                                                   ------------   --------   --------   --------------
VARIABLE RATE OBLIGATIONS........................         3.9%
     Federal Home Loan Bank Notes
               5.78%                                              01/02/97   $10,000    $   10,000,000
               5.75%                                              03/31/97     3,500         3,498,436
     Federal National Mortgage Association Notes
               5.18%                                              03/14/97     5,000         5,000,000
     Student Loan Marketing Association Notes
               5.41%                                              01/07/97     5,000         4,999,124
               5.44%                                              01/07/97     2,225         2,221,183
               5.57%                                              01/07/97     4,000         3,999,007
     Bear Stearns (A-1, P-1)
               5.66%                                              01/15/97    10,000        10,000,000
               5.72%                                              01/31/97     8,000         8,000,000
                                                                                        --------------
                    TOTAL VARIABLE RATE OBLIGATIONS                                         47,717,750
                                                                                        --------------
TOTAL INVESTMENTS................................        99.6%                           1,228,867,203
     (Amortized Cost $1,228,867,203)*
OTHER ASSETS IN EXCESS OF LIABILITIES............         0.4%                               5,454,212
                                                    ----------                          --------------
NET ASSETS.......................................       100.0%                          $1,234,321,415
                                                    ==========                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE
  (1,234,321,415 / 1,234,335,754)                                                                $1.00
                                                                                        ==============

---------------
* Also cost for Federal Income Tax purposes.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Operations
                      For the Year Ended December 31, 1996

INVESTMENT INCOME
     Interest...............................................  $63,355,525
                                                              -----------
EXPENSES
     Advisory fees..........................................    4,309,221
     Administration fees....................................      521,057
     Distribution fees......................................    2,318,922
     Directors' fees........................................       56,000
     Custodian fees.........................................      134,528
     Transfer agent fees....................................    1,250,560
     Legal fees.............................................       40,000
     Audit fees.............................................       20,500
     SEC registration fees..................................       59,187
     Blue sky registration fees.............................       65,000
     Insurance expense......................................       23,867
     Printing and Postage fees..............................      190,116
     Miscellaneous fees.....................................       25,000
                                                              -----------
          TOTAL EXPENSES....................................    9,013,958
     Waiver of Advisory and Distribution Fees...............      (81,104)
                                                              -----------
          NET EXPENSES......................................    8,932,854
                                                              -----------
NET INVESTMENT INCOME.......................................   54,422,671
NET REALIZED LOSS ON INVESTMENTS............................         (139)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $54,422,532
                                                              ===========

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                      Statements of Changes in Net Assets

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1996   DECEMBER 31, 1995
                                                              -----------------   -----------------
Increase in Net Assets:
  Operations:
     Net investment income..................................   $    54,422,671     $    45,828,662
     Net realized loss on investments.......................              (139)               (864)
                                                               ---------------     ---------------
     Net increase in net assets resulting from operations...        54,422,532          45,827,798
                                                               ---------------     ---------------
  Dividends to shareholders from:
     Net investment income ($.0468 and $.0515 per share,
       respectively)........................................       (54,422,671)        (45,828,662)
                                                               ---------------     ---------------
  Total dividends to shareholders...........................       (54,422,671)        (45,828,662)
                                                               ---------------     ---------------
  Capital Stock Transactions:
     Proceeds from sale of capital shares...................     5,268,446,578       4,174,590,024
     Value of shares issued in reinvestment of dividends....        51,941,658          43,866,080
     Cost of shares repurchased.............................    (5,095,436,397)     (3,886,262,837)
                                                               ---------------     ---------------
     Increase in net assets derived from capital stock
       transactions.........................................       224,951,839         332,193,267
                                                               ---------------     ---------------
  Total increase in assets..................................       224,951,700         332,192,403
                                                               ---------------     ---------------
Net Assets:
  Beginning of year.........................................     1,009,369,715         677,177,312
                                                               ---------------     ---------------
  End of year...............................................   $ 1,234,321,415     $ 1,009,369,715
                                                               ===============     ===============

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              Financial Highlights
                 (for a share outstanding through each period)

                                                   FOR THE         FOR THE         FOR THE         FOR THE        FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                     1996            1995            1994            1993           1992
                                                 ------------    ------------    ------------    ------------   ------------
Net Asset Value, Beginning of Year.............   $     1.00      $     1.00       $   1.00        $   1.00       $   1.00
                                                  ----------      ----------       --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income........................        .0468           .0515          .0343           .0247          .0308
  Net Realized Gain on Investments.............           --              --             --              --          .0001
                                                  ----------      ----------       --------        --------       --------
        Total From Investment Operations.......        .0468           .0515          .0343           .0247          .0309
                                                  ----------      ----------       --------        --------       --------
LESS DISTRIBUTIONS:
  Dividend to Shareholders from Net Investment
    Income.....................................       (.0468)         (.0515)        (.0343)         (.0247)        (.0308)
  Dividend to Shareholders from Net Realized
    Gains......................................           --              --             --              --         (.0001)
                                                  ----------      ----------       --------        --------       --------
        Total Distributions....................       (.0468)         (.0515)        (.0343)         (.0247)        (.0309)
                                                  ----------      ----------       --------        --------       --------
Net Asset Value, End of Year...................   $     1.00      $     1.00       $   1.00        $   1.00       $   1.00
                                                  ==========      ==========       ========        ========       ========
TOTAL RETURN...................................         4.78%           5.28%          3.48%           2.50%          3.13%
RATIO/SUPPLEMENT DATA:
  Net Assets, End of Year (in thousands).......   $1,234,321      $1,009,370       $677,177        $719,337       $652,622
    Ratio of Expenses to Average Daily Net
      Assets...................................          .77%(a)         .80%(a)        .80%(a)          81%(a)        .85%
    Ratio of Net Investment Income to Average
      Daily Net Assets.........................         4.68%(a)        5.15%(a)       3.39%(a)        2.47%(a)       3.08%

---------------

(a) During the period a portion of the Advisory and Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .78%, .81%, .83% and .84%, respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.67%, 5.14%, 3.36% and 2.44%, respectively.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                         Notes to Financial Statements
                               December 31, 1996

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Bradford Funds, Inc, (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 1.5 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-denominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

     A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     D) FEDERAL INCOME TAXES -- The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

     E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Continued)
                               December 31, 1996

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

     The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), and distribution and transfer agency agreements with Bradford.

     For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion. For the year ended December 31, 1996, such waivers amounted to $79,731. Advisory fees, before such waiver amounted to $4,309,221 for the year ended December 31, 1996.

     As required by various state regulations, Bradford Capital Management will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund exceed applicable state limits for the first fiscal year. Currently, the most restrictive of such applicable limits known to the Fund is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1.5% of the remaining average annual net assets. Certain expenses such as brokerage commissions, taxes, interest, and extraordinary items are excluded from this limitation. No such reimbursements were required for the year ended December 31, 1996.

     For the administration services provided, PFPC is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .075% of the next $200 million of daily net assets; .05% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess of $700 million. Such fees amounted to $521,057 for the year ended December 31, 1996.

     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. For the year ended December 31, 1996, Bradford agreed voluntarily to reduce the amount of its Rule 12b-1 fees to the extent necessary to cause the Fund's total expenses not to exceed .80% of average net assets. Waivers during the year amounted to $1,373. Distribution fees, before such waiver amounted to $2,318,922 for the year ended December 31, 1996.

     For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Concluded)
                               December 31, 1996

NOTE 3 -- CAPITAL STOCK

     Transactions in capital stock of the Fund were as follows:

                                                              FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                              DECEMBER 31, 1996     DECEMBER 31, 1995
                                                              ------------------    ------------------
Shares sold.................................................     5,268,446,578         4,174,590,024
Shares issued in connection with reinvestment of dividends
  from net investment income................................        51,941,658            43,866,080
Shares redeemed.............................................    (5,095,436,397)       (3,886,262,837)
                                                               ---------------       ---------------
Net increase................................................       224,951,839           332,193,267
                                                               ===============       ===============

NOTE 4 -- NET ASSETS

     Net assets consisted of the following:

                                                              DECEMBER 31, 1996     DECEMBER 31, 1995
                                                              ------------------    ------------------
Capital stock, at par.......................................   $     1,234,336       $     1,009,384
Paid-in capital in excess of par............................     1,233,101,418         1,008,374,531
Net accumulated realized capital loss.......................           (14,339)              (14,200)
                                                               ---------------       ---------------
                                                               $ 1,234,321,415       $ 1,009,369,715
                                                               ===============       ===============

                          INDEPENDENT AUDITORS' REPORT

Shareholders and Board of Directors
The Bradford Funds, Inc.
The Bradford Money Fund

     We have audited the accompanying statement of net assets of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1996 and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1996, the results of its operations, changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Nashville, Tennessee
February 12, 1997

                                  BOARD OF DIRECTORS

                                Allan L. Erb, Chairman

                                 Douglas C. Altenbern

                                  William H. Carter

                                 Richard W. Hanselman

                                   Edward J. Roach

                                   Michael R. Shea

                                   William T. Spitz

                                       OFFICERS

                                     Allan L. Erb
                                      President

                                  Randall R. Harness
                               Secretary and Treasurer

                                    Judy K. Abroms
                                    Vice President

                                   Michael R. Shea
                                    Vice President

                                 R. Patrick Shepherd
                                    Vice President

                                  INVESTMENT ADVISER

                          Bradford Capital Management, Ltd.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

                                    ADMINISTRATOR

                                      PFPC Inc.
                                    P.O. Box 8950
                              Wilmington, Delaware 19899

                            TRANSFER AGENT AND DISTRIBUTOR

                               J. C. Bradford & Co. LLC
                                 330 Commerce Street
                              Nashville, Tennessee 37201

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                                                                          THE
                                                                     BRADFORD
                                                                        MONEY
                                                                         FUND

                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 1996

                           (J.C. BRADFORD & CO. LOGO)

                        MEMBERS NEW YORK STOCK EXCHANGE